Note 5 - Equity - Schedule of Stockholders' Equity (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Balances	$ 28,036	$ 12,299
Share-based compensation	4,201
Foreign currency translation gain (loss)	(65)	(4)
Net loss	(14,081)	(47,712)
Issuance of ordinary shares		89,443
Balances	18,091	54,026
Common Stock [Member]
Balances	2	2
Share-based compensation
Foreign currency translation gain (loss)
Net loss
Issuance of ordinary shares
Balances	2	2
Additional Paid-in Capital [Member]
Balances	151,147	44,369
Share-based compensation	4,199
Foreign currency translation gain (loss)
Net loss
Issuance of ordinary shares		89,443
Balances	155,346	133,812
Retained Earnings [Member]
Balances	(123,891)	(32,128)
Share-based compensation
Foreign currency translation gain (loss)
Net loss	(13,656)	(47,396)
Issuance of ordinary shares
Balances	(137,547)	(79,524)
AOCI Attributable to Parent [Member]
Balances	(182)	(91)
Share-based compensation
Foreign currency translation gain (loss)	(96)	(5)
Net loss
Issuance of ordinary shares
Balances	(278)	(96)
Noncontrolling Interest [Member]
Balances	960	147
Share-based compensation	2
Foreign currency translation gain (loss)	31	1
Net loss	(425)	(316)
Issuance of ordinary shares
Balances	$ 568	$ (168)